Income Taxes (Schedule of Unrecognized Tax Benefits Roll Forward) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of gross amounts of unrecognized gross tax benefits
Amount of unrecognized Tax Benefits, Beginning Balance	$ 29.2	$ 40.4
Amount of decreases due to lapse of the applicable statute of limitations	(2.4)	(2.8)
Amount of decreases due to settlements	(14.1)	(12.7)
Increases as a result of tax positions taken in the current period	2.6
Increases as a result of tax positions taken in a prior period	3.1	4.3
Amount of unrecognized Tax Benefits, Ending Balance	$ 18.4	$ 29.2